Commitments and Contingencies (Details) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 GBP (£)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 GBP (£)	Mar. 31, 2012 Alleged Damages - Minimum [Member] USD ($)	Dec. 31, 2012 Alleged Damages - Minimum [Member] USD ($)	Mar. 31, 2012 Alleged Damages - Maximum [Member] USD ($)	Dec. 31, 2012 Alleged Damages - Maximum [Member] USD ($)
Loss Contingencies [Line Items]
Portfolio amount of client seeking damages (in pounds)		£ 500		£ 500
Damages sought					177	177	234	234
Realized losses in the portfolio	$ 125		$ 125